Item 1. Report to Shareholders

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report
--------------------------------------------------------------------------------

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Emerging Markets Bond Fund
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Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of
period         $  12.30   $  10.41   $  10.32   $  10.54   $  10.11   $   9.23

Investment
activities

  Net investment
  income (loss)    0.37       0.75       0.83       1.19       1.17       0.97

  Net realized
  and unrealized
  gain (loss)     (0.48)      1.89       0.11      (0.25)      0.31       0.99

  Total from
  investment
  activities      (0.11)      2.64       0.94       0.94       1.48       1.96

Distributions

  Net investment
  income          (0.37)     (0.75)     (0.85)     (1.16)     (1.05)     (0.73)

  Tax return
  of capital         --         --         --         --         --      (0.35)


Total
distributions     (0.37)     (0.75)     (0.85)     (1.16)     (1.05)     (1.08)

NET ASSET VALUE

End of period  $  11.82   $  12.30   $  10.41   $  10.32    $ 10.54   $  10.11
               ---------------------------------------------------------------

Ratios/
Supplemental Data

Total return^     (0.89)%    26.05%      9.52%      9.35%     15.20%     22.97%

Ratio of total
expenses to
average net
assets              1.09%!    1.10%      1.14%      1.16%      1.21%      1.25%

Ratio of net
investment
income (loss)
to average
net assets          6.24%!    6.50%      8.14%     11.37%     11.23%     10.56%

Portfolio
turnover rate       70.1%!    68.6%      51.4%      75.5%      69.5%      54.0%

Net assets,
end of period
(in thousands)   $226,623  $252,285   $211,099   $155,563   $163,937   $173,078

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                  $ Par/Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)


ARGENTINA   10.6%


Government Bonds   10.6%

City of Buenos Aires,
7.875%, 4/11/11 (USD)                            3,000,000                2,550

City of Buenos Aires,
9.50%, 5/28/08                                   6,180,000                1,978

Republic of Argentina,
1.00%, 2/26/08 * (EUR)                           1,000,000                  304

Republic of Argentina,
FRN, 1.234%, 8/3/12 * (USD)                     15,500,000               10,275

Republic of Argentina,
2.00%, 4/15/07 *                                   500,000                   87

Republic of Argentina,
FRN, 2.00%, 1/1/10 *                             1,000,000                  216

Republic of Argentina,
2.00%, 1/3/10                                    3,064,941                1,242

Republic of Argentina,
2.00%, 9/1/49 *                                 22,000,000                  799

Republic of Argentina,
10.00%, 6/25/07 (GBP)                            2,000,000                  943

Republic of Argentina,
11.25%, 5/24/49                                  3,000,000                  765

Republic of Argentina,
11.375%, 3/15/10 * (USD)                        13,120,000                3,936

Republic of Argentina,
12.125%, 5/21/05 *                               2,000,000                  510

Republic of Argentina,
12.25%, 6/19/18 *                                        2                    0

Republic of Argentina,
14.00%, 2/26/08 * (EUR)                          1,000,000                  305

Total Argentina
(Cost $22,861)                                                           23,910


BOSNIA & HERZEGOVINA   0.4%


Government Bonds   0.4%

Bosnia & Herzegovina,
FRN, 3.00%, 12/11/17 (EUR)                       2,000,000                  866

Total Bosnia & Herzegovina
(Cost $646)                                                                 866


BRAZIL   17.9%


Government Bonds   17.9%

Republic of Brazil (Bearer Shares),
FRN, 2.063%, 4/15/09 (USD)                         384,615                  343

Republic of Brazil (Registered Shares),
FRN, 2.063%, 4/15/09 (USD)                       3,461,538                3,090

Republic of Brazil, NMB, FRN,
2.125%, 4/15/09 (USD)                            1,176,468                1,075

Republic of Brazil, DCB, FRN,
2.125%, 4/15/12 (USD)                            4,611,765                3,908

Republic of Brazil, Class C,
8.00%, 4/15/14 ss. (USD)                        19,755,336               18,175

Republic of Brazil ,
11.00%, 1/11/12 ss. (USD)                        1,000,000                1,005

Republic of Brazil,
11.00%, 8/17/40 (USD)                            2,600,000                2,451

Republic of Brazil,
11.50%, 3/12/08 (USD)                            3,000,000                3,200

Republic of Brazil,
12.00%, 4/15/10 (USD)                            2,600,000                2,763

Republic of Brazil,
14.50%, 10/15/09 ss. (USD)                       4,000,000                4,660

Total Brazil
(Cost $37,620)                                                           40,670


BULGARIA   3.3%


Government Bonds   3.3%

National Republic of Bulgaria,
8.25%, 1/15/15 (USD)                             6,330,000                7,398

Total Bulgaria
(Cost $6,917)                                                             7,398


CAYMAN ISLANDS   2.2%


Corporate Bonds   2.2%

Petroleos de Venezuela Finance
(PDVSA), 7.50%, 11/15/28 (USD)                   2,000,000                1,790

Petroleos de Venezuela Finance
(PDVSA), 8.50%, 11/16/12 (USD)                   3,000,000                3,082

Total Cayman Islands
(Cost $4,626)                                                             4,872


COLOMBIA   2.7%


Government Bonds   2.7%

Republic of Colombia,
9.75%, 4/9/11 (USD)                              1,782,483                1,978

Republic of Colombia,
10.00%, 1/23/12 ss. (USD)                        2,500,000                2,594

Republic of Colombia,
10.50%, 7/9/10 (USD)                             1,000,000                1,075

Republic of Colombia,
10.75%, 1/15/13 ss. (USD)                          400,000                  428

Total Colombia
(Cost $6,175)                                                             6,075


EL SALVADOR   0.4%


Government Bonds   0.4%

Republic of El Salvador,
8.25%, 4/10/32 (USD)                             1,000,000                  938

Total El Salvador
(Cost $946)                                                                 938


GABON   0.5%


Government Bonds   0.5%

Gabon Loans, FRN,
6.68%, 4/1/04 * (USD)                            2,463,847                1,183

Total Gabon
(Cost $2,454)                                                             1,183

IVORY COAST   0.9%


Government Bonds   0.9%

Republic of Ivory Coast,
PDI, STEP, 1.00%, 3/30/18 * (EUR)               12,350,000                  367

Republic of Ivory Coast,
FLIRB, 2.00%, 3/29/18 * (USD)                   11,000,000                1,705

Total Ivory Coast
(Cost $2,831)                                                             2,072


MEXICO   17.2%


Warrants   0.1%

United Mexican States,
Series C, Warrants, 6/1/05 (USD)                 2,000,000                   45

United Mexican States,
Series D, Warrants, 6/30/06 (USD)                2,000,000                   45

United Mexican States,
Series E, Warrants, 6/1/07 (USD)                 2,000,000                   36

                                                                            126

Government Bonds   12.3%

United Mexican States,
5.875%, 1/15/14 ss.                              1,100,000                1,056

United Mexican States,
6.625%, 3/3/15 ss. (USD)                         2,000,000                1,983

United Mexican States,
7.50%, 1/14/12 (USD)                             3,250,000                3,505

United Mexican States,
8.00%, 9/24/22 ss. (USD)                         1,000,000                1,043

United Mexican States,
8.125%, 12/30/19 (USD)                           9,575,000               10,269

United Mexican States,
8.30%, 8/15/31 (USD)                               500,000                  525

United Mexican States,
9.875%, 2/1/10 (USD)                             2,900,000                3,486

United Mexican States,
11.375%, 9/15/16 ss. (USD)                       3,000,000                4,211

United Mexican States,
11.50%, 5/15/26 (USD)                            1,300,000                1,823

                                                                         27,901

Corporate Bonds   4.8%

Pemex Project Funding Master Trust,
STEP, 8.625%, 2/1/22 (USD)                       6,100,000                6,344

Pemex Project Funding Master Trust,
9.125%, 10/13/10 ss. (USD)                       3,950,000                4,533

                                                                         10,877

Total Mexico
(Cost $37,806)                                                           38,904


NORTH KOREA   0.3%


Government Bonds   0.3%

North Korea Debt Corporation,
Zero Coupon, 3/12/10 * (EUR)                     4,000,000                  427

North Korea Debt Corporation,
Zero Coupon, 3/12/10 * (CHF)                     2,000,000                  273

Total North Korea
(Cost $475)                                                                 700

PANAMA   0.9%


Government Bonds   0.9%

Republic of Panama,
9.375%, 1/16/23 ss. (USD)                          941,000                  960

Republic of Panama,
9.625%, 2/8/11 (USD)                             1,000,000                1,110

Total Panama
(Cost $2,176)                                                             2,070


PERU   1.2%


Government Bonds   1.2%

Republic of Peru, PDI, STEP,
5.00%, 3/7/17 (USD)                              2,184,000                1,873

Republic of Peru,
9.125%, 2/21/12 ss. (USD)                          875,000                  901

Total Peru
(Cost $2,715)                                                             2,774


PHILIPPINES   1.4%


Government Bonds   1.4%

Republic of Philippines,
9.875%, 1/15/19 ss. (USD)                        3,100,000                3,100

Total Philippines
(Cost $3,093)                                                             3,100


RUSSIA   16.6%


Government Bonds   16.6%

Russian Federation,
5.00%, 3/31/30 (USD)                            35,876,817               32,827

Russian Federation,
8.25%, 3/31/10 (USD)                             2,000,000                2,155

Russian Federation,
11.00%, 7/24/18 (USD)                            2,000,000                2,530

Total Russia
(Cost $31,642)                                                           37,512


SERBIA   6.7%


Government Bonds   6.7%

Yugoslavia Loan Assignment,
TDFA, FRN, 3.75% (USD) !*                       13,069,319                4,182

Yugoslavia Loan Assignment,
TDFA, FRN, 3.75% (EUR) !*                        6,865,278                  408

Yugoslavia Loan Assignment,
TDFA, FRN, 5.25% (NLG !!) !*                     1,485,547                  263

Yugoslavia Loan Assignment,
TDFA, FRN, 5.188% (DEM !!) !*                    3,678,383                  733

Yugoslavia Loan Assignment,
Tranche A, FRN, 0.938% (JPY) !*                 48,986,356                  247

Yugoslavia Loan Assignment,
Tranche A, FRN, 1.688% (CHF) !*                     92,969                   64

Yugoslavia Loan Assignment,
Tranche A, FRN, 2.688% (USD) !*                  2,117,885                1,641

Yugoslavia Loan Assignment,
Tranche A, FRN, 4.125% (DEM !!) !*                 934,661                  504

Yugoslavia Loan Assignment,
Tranche A, FRN, 4.125% (NLG !!) !*                 137,990                   66

Yugoslavia Loan Assignment,
Tranche B, FRN, 2.25% (USD) !*                   3,100,593                2,403

Yugoslavia Loan Assignment,
Tranche B, FRN, 3.813% (NLG !!) !*                 452,639                  216

Yugoslavia Loan Assignment,
Tranche B, FRN, 3.813% (DEM !!) !*                 259,207                  140

Yugoslavia Loan Assignment,
Tranche B, FRN, 3.813% (EUR) !*                     55,183                   58

Yugoslavia Loan Assignment,
Tranche B, FRN, 4.813% (GBP) !*                     27,540                   43

Yugoslavia Loan Assignment,
Tranche C, FRN, 0.938% (JPY) !*                 20,249,378                  102

Yugoslavia Loan Assignment,
Tranche C, FRN, 2.25% (USD) !*                   4,962,489                3,846

Yugoslavia Loan Assignment,
Tranche C, FRN, 3.875% (DEM !!) !*                 185,462                  100

Yugoslavia Loan Assignment,
Tranche C, FRN, 3.875% (EUR) !*                     92,128                   97

Yugoslavia Loan Assignment,
Tranche C, FRN, 3.875% (NLG !!) !*                  57,135                   27

Yugoslavia Loan Assignment,
Tranche C, FRN, 4.018% (FRF !!) !*                  27,493                    5

Yugoslavia Loan Assignment,
Tranche C, FRN, 4.813% (GBP) !*                     44,820                   70

Total Serbia
(Cost $9,225)                                                            15,215


SOUTH AFRICA   1.5%


Government Bonds   1.5%

Republic of South Africa,
8.50%, 6/23/17 ss. (USD)                         3,025,000                3,479

Total South Africa
(Cost $3,400)                                                             3,479


TURKEY   3.1%


Government Bonds   3.1%

Republic of Turkey,
11.50%, 1/23/12 (USD)                            5,250,000                5,893

Republic of Turkey,
11.75%, 6/15/10 (USD)                            1,000,000                1,125

Total Turkey
(Cost $6,937)                                                             7,018


UKRAINE   1.4%


Government Bonds   1.4%

Ukraine Cabinet of Ministers,
7.65%, 6/11/13 (USD)                             3,250,000                3,112

Total Ukraine
(Cost $3,325)                                                             3,112

VENEZUELA   1.5%


Government Bonds   1.5%

Republic of Venezuela,
2.15%, 4/20/11 (USD)                             1,300,000                1,001

Republic of Venezuela,
13.625%, 8/15/18 (USD)                           2,250,000                2,497

Total Venezuela
(Cost $3,532)                                                             3,498


VIETNAM   4.1%


Government Bonds   4.1%

Republic of Vietnam, FRN,
2.00%, 3/12/28 (USD)                             4,750,000                4,103

Republic of Vietnam, PDI, FRN,
4.00%, 3/14/16 (USD)                             5,750,000                5,160

Total Vietnam
(Cost $8,729)                                                             9,263


UNITED STATES   2.3%


Money Market Funds   2.3%

T. Rowe Price Reserve
Investment Fund, 1.16% #                         5,286,889                5,287

Total United States
(Cost $5,287)                                                             5,287


SECURITIES LENDING COLLATERAL   22.3%


Money Market Pooled Account   22.3%

Investment in money market pooled
account managed by JP Morgan Chase
Bank, London, 1.15% #                           50,636,594               50,637

Total Securities Lending Collateral
(Cost $50,637)                                                           50,637

Total Investments in Securities

119.4% of Net Assets
(Cost $254,055)                                           $             270,553
                                                          ---------------------

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

--------------------------------------------------------------------------------
Forward Currency Exchange Contracts
Amounts in (000s)

                                                                     Unrealized
Counterparty     Settlement   Receive          Deliver               Gain (Loss)
------------     ----------   -----------      -------------         ----------
Morgan
Stanley          8/18/04      USD   5,104      EUR     4,235           $    (51)

JP Morgan
Chase            8/18/04      USD     979      GBP       551                (16)

UBS              8/18/04      USD     336      JPY    37,727                (10)

Net unrealized gain (loss) on open
forward currency exchange contracts                                    $    (77)
                                                                       --------

(1) Denominated in currency of country of incorporation unless otherwise noted

#      Seven-day yield

*      Non-income producing

ss.    All or a portion of this security is on loan at June 30, 2004 - See Note
       2

! No maturity dates displayed due to pending restructuring of defaulted loan assignments

!!     Security is denominated in legacy currency indicated and trades in EURO

CHF    Swiss franc

DCB    Debt Conversion Bond

DEM    German mark

EUR    Euro

FLIRB  Front Loaded Interest Reduction Bond

FRF    French franc

FRN    Floating-Rate Note

GBP    British pound

JPY    Japanese yen

NLG    Dutch guilder

NMB    New Money Bond

PDI    Past Due Interest Bond

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

TDFA   Trade & Deposit Facility Agreement

USD    U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $254,055)                                   $            270,553

Other assets                                                             12,380

Total assets                                                            282,933

Liabilities

Obligation to return
securities lending collateral                                            50,637

Other liabilities                                                         5,673

Total liabilities                                                        56,310

NET ASSETS                                                 $            226,623
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $                175

Undistributed net realized
gain (loss)                                                              (8,004)

Net unrealized
gain (loss)                                                              16,417

Paid-in-capital applicable to 19,170,102 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      218,035

NET ASSETS                                                 $            226,623
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.82
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income
  Interest                                                 $              8,852

  Securities lending                                                         71

  Dividend                                                                   18

  Total income                                                            8,941

Expenses
  Investment management                                                     934

  Shareholder servicing                                                     246

  Custody and accounting                                                    107

  Prospectus and shareholder reports                                         18

  Registration                                                               14

  Legal and audit                                                            10

  Directors                                                                   2

  Miscellaneous                                                               3

  Total expenses                                                          1,334

Net investment income (loss)                                              7,607

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              3,755

  Foreign currency transactions                                             174

  Net realized gain (loss)                                                3,929

Change in net unrealized gain (loss)
  Securities                                                            (13,859)

  Other assets and liabilities
  denominated in foreign currencies                                         (79)

  Change in net unrealized gain (loss)                                  (13,938)

Net realized and unrealized gain (loss)                                 (10,009)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             (2,402)
                                                           ---------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         7,607      $        15,904

  Net realized gain (loss)                           3,929               14,187

  Change in net unrealized gain (loss)             (13,938)              26,503

  Increase (decrease) in
  net assets from operations                        (2,402)              56,594

Distributions to shareholders
  Net investment income                             (7,590)             (15,896)

Capital share transactions *
  Shares sold                                       36,078              128,308

  Distributions reinvested                           6,399               13,865

  Shares redeemed                                  (58,147)            (141,685)

  Increase (decrease) in net assets
  from capital share transactions                  (15,670)                 488

Net Assets

Increase (decrease) during period                  (25,662)              41,186

Beginning of period                                252,285              211,099

End of period                              $       226,623      $       252,285
                                           ------------------------------------

(Including undistributed net investment
income of $175 at 6/30/04 and $158 at 12/31/03)

*Share information
  Shares sold                                        2,921               11,194

  Distributions reinvested                             528                1,193

  Shares redeemed                                   (4,788)             (12,154)

  Increase (decrease) in shares outstanding         (1,339)                 233

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies


T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1994. The fund seeks to provide high income and capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Redemption Fees
A 2% fee is assessed on redemptions of fund shares held less than 1 year to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Unrealized gains and losses on forward currency exchange contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


Note 2 - Investment Transactions


Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
At June 30, 2004, approximately 95% of the fund's net assets were invested in securities issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities
At June 30, 2004, approximately 56% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts
During the six months ended June 30, 2004, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day;

any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $45,864,000; aggregate collateral consisted of $50,637,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $82,711,000 and $97,983,000, respectively, for the six months ended June 30, 2004.


Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 30, 2003, the fund had $10,965,000 of unused capital loss carryforwards, of which $1,002,000 expire in 2007, $2,162,000 expire in 2009, and $7,801,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $254,055,000. Net unrealized gain aggregated $16,417,000 at period-end, of which $20,885,000 related to appreciated investments and $4,468,000 related to depreciated investments.

Note 4 - Related Party Transactions


The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $140,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $161,000 for the six months ended June 30, 2004, of which $31,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $95,000 of Spectrum Funds' expenses, of which $62,000 related to services provided by Price and $14,000 was payable at period-end. At June 30, 2004, approximately 35% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $18,000.

T. Rowe Price Emerging Markets Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Emerging Markets Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price International Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004